Consolidated Statement of Operations and Condensed Consolidated Statements of Operations (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Digital display sales	$ 4,250,000	$ 5,185,000	$ 13,101,000	$ 11,152,000	$ 15,990,000	$ 15,515,000
Digital display lease and maintenance	1,671,000	1,908,000	5,261,000	5,903,000	7,767,000	8,561,000
Real estate rentals	5,000	24,000	36,000	69,000	92,000	231,000
Total revenues	5,926,000	7,117,000	18,398,000	17,124,000	23,849,000	24,307,000
Cost of revenues:
Cost of digital display sales	3,166,000	4,911,000	10,176,000	9,874,000	13,977,000	12,912,000
Cost of digital display lease and maintenance	1,510,000	1,727,000	4,467,000	4,976,000	6,589,000	7,304,000
Cost of real estate rentals	16,000	16,000	47,000	49,000	66,000	56,000
Total cost of revenues	4,692,000	6,654,000	14,690,000	14,899,000	20,632,000	20,272,000
Gross profit from operations	1,234,000	463,000	3,708,000	2,225,000	3,217,000	4,035,000
General and administrative expenses	(2,112,000)	(1,950,000)	(7,093,000)	(6,205,000)	(7,948,000)	(8,483,000)
Restructuring costs	(178,000)	(16,000)	(351,000)	(86,000)	(164,000)	(1,078,000)
Goodwill impairment					(66,000)
Operating loss	(1,056,000)	(1,503,000)	(3,736,000)	(4,066,000)	(4,961,000)	(5,526,000)
Interest expense, net	(120,000)	(416,000)	(307,000)	(1,140,000)	(1,382,000)	(1,591,000)
Gain on debt extinguishment			60,000		8,796,000
Change in warrant liabilities	1,379,000		3,276,000		(3,655,000)
Loss from continuing operations before income taxes	203,000	(1,919,000)	(707,000)	(5,206,000)	(1,202,000)	(7,117,000)
Income tax benefit	(7,000)	(7,000)	(21,000)	(21,000)	8,000	19,000
Loss from continuing operations	196,000	(1,926,000)	(728,000)	(5,227,000)	(1,194,000)	(7,098,000)
(Loss) income from discontinued operations		(224,000)	(7,000)	(224,000)	(224,000)	62,000
Net loss	$ 196,000	$ (2,150,000)	$ (735,000)	$ (5,451,000)	$ (1,418,000)	$ (7,036,000)
Loss per share continuing operations - basic and diluted (in Dollars per share)	$ 0.01	$ (0.79)	$ (0.06)	$ (2.14)	$ (0.44)	$ (2.91)
(Loss) earnings per share discontinued operations - basic and diluted (in Dollars per share)		$ (0.09)		$ (0.09)	$ (0.08)	$ 0.02
Total loss per share - basic and diluted (in Dollars per share)	$ 0.01	$ (0.88)	$ (0.06)	$ (2.23)	$ (0.52)	$ (2.89)
Weighted average common shares outstanding - basic and diluted (in Shares)	25,512	2,443	12,059	2,443	2,738	2,437